UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

(a)

Point Bridge GOP Stock Tracker ETF

Ticker: MAGA

Semi-Annual Report

December 31, 2021

Point Bridge GOP Stock Tracker ETF

Point Bridge GOP Stock Tracker ETF

Letter to Shareholders

(Unaudited)

Dear Point Bridge GOP Stock Tracker Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Point Bridge GOP Stock Tracker ETF (“MAGA” or the “Fund”). The following information pertains to the period of July 1, 2021, through December 31, 2021 (the “current fiscal period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the Point Bridge GOP Stock Tracker Index (the “Index”), an equal-weight custom index derived from holdings in the S&P 500® Index and developed by Point Bridge Capital, LLC (the “Advisor” and “Index Provider”). This index strategy represents a portfolio of holdings from the S&P 500® Index that are highly supportive of Republican candidates for federal office, including President, Vice President, Congress, and other Republican Party-affiliated groups as determined by a rules-based methodology. The methodology includes screening Federal Election Commission (FEC) electoral campaign contribution data from the two most recent election cycles. Companies that satisfy an initial screening are ranked on a proprietary screening process based primarily on the total net dollars and the net percentage of dollars given by a company’s employees and/or political action committee(s) (“PAC(s)”) to Republican Candidates and Republican Committees versus Democratic Candidates and Committees.

The Fund had positive performance during the current fiscal period. The market price for MAGA increased 9.35% and the Net Asset Value (“NAV”) increased 9.30%, while the S&P 500® Index, a broad market index, gained 11.67% over the same period. The Fund’s Index returned 9.74%. Outstanding shares ended the current fiscal period at 350,000.

For the current fiscal period, the largest positive contributor to return was Devon Energy Corporation (DVN), adding 0.38% to the return of the Fund, with an absolute return of 56.59% and an average weighting of 0.83%. The second-largest contributor to return was Old Dominion Freight Line, Inc. (ODFL), adding 0.27% to the return of the Fund, gaining 41.38% with an average weighting of 0.78%. The third-largest contributor to return was Dollar Tree, Inc. (DLTR), adding 0.31% to the return of the Fund, gaining 41.23% with an average weighting of 0.78%.

For the current fiscal period, the largest negative contributor to return was Penn National Gaming, Inc. (PENN), detracting 0.19% from the return of the Fund, declining 32.21% with an average weighting of 0.60%. The second-largest detractor was Norwegian Cruise Line Holdings, Ltd. (NCLH), reducing the Fund return by 0.22%, and declining 29.48% with an average weighting of 0.64%. The third-largest negative contributor to return was Las Vegas Sands Corporation (LVS), detracting 0.20% from the return of the Fund, and declining 28.56% with an average weight of 0.62%.

Point Bridge GOP Stock Tracker ETF

Letter to Shareholders

(Unaudited) (Continued)

For the current fiscal period, the sector that most positively contributed to return was Industrials, contributing 2.14%, followed by Materials, adding 1.63%. The sector that detracted the most to return was Consumer Staples, increasing returns by 0.13%, followed by Information Technology, contributing 0.22% to the return.

Sincerely,

Hal Lambert
Chief Executive Officer, Point Bridge Capital
Advisor to the Fund

Current and future holdings are subject to change and risk.

Must be preceded or accompanied by a prospectus.

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated October 31, 2021, is 0.72%. For performance information current to the most recent month-end, please call 1-800-617-0004.

Investing involves risk, including possible loss of principal. Mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. Index composition is heavily dependent on quantitative models and data supplied by third parties. Where such models and data are incorrect or incomplete, the composition of the Index will reflect such errors and likewise the Fund’s portfolio. Because the methodology of the Index selects securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments. The Fund is not actively managed and therefore would not sell shares of an equity security unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index. Real Estate investments are subject to changes in economic conditions, credit risk, and interest rate fluctuations.

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

The Point Bridge GOP Stock Tracker Index uses an objective, rules-based methodology to track the performance of companies whose employees and political action committees (“PACs”) are highly supportive of Republican candidates for election to the United States Congress, the Vice Presidency, or the Presidency (“Candidates”) and party affiliated federal committees or groups that are subject to federal campaign contribution limits (e.g., Republican National Committee, Democratic National Committee, National Republican Senatorial Committee, Democratic Congressional Campaign Committee, “Committees”). The Index is composed of the common stock of public operating companies and real estate investment trusts (“REITs”).

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Point Bridge GOP Stock Tracker ETF

Portfolio Allocation

As of December 31, 2021 (Unaudited)

Sector	Percentage of Net Assets
Industrial	21.2%
Consumer, Cyclical	16.7
Consumer, Non-Cyclical	15.0
Energy	12.7
Financial	11.7
Utilities	10.6
Basic Materials	10.5
Communications	0.7
Technology	0.7
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Point Bridge GOP Stock Tracker ETF

Schedule of Investments

December 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Aerospace/Defense — 1.5%
3,229	Howmet Aerospace, Inc.	$102,779
164	TransDigm Group, Inc. (a)	104,350
		207,129
	Agriculture — 1.5%
2,210	Altria Group, Inc.	104,732
1,570	Archer-Daniels-Midland Company	106,116
		210,848
	Airlines — 1.5%
5,535	American Airlines Group, Inc. (a)	99,409
2,375	Southwest Airlines Company (a)	101,745
		201,154
	Auto Manufacturers — 0.7%
1,090	PACCAR, Inc.	96,203

	Banks — 5.0%
1,151	Comerica, Inc.	100,137
2,221	Fifth Third Bancorp	96,725
6,526	Huntington Bancshares, Inc.	100,631
4,332	KeyCorp	100,199
4,484	Regions Financial Corporation	97,751
1,677	Truist Financial Corporation	98,188
1,577	Zions Bancorporation	99,603
		693,234
	Beverages — 0.7%
2,156	Molson Coors Beverage Company - Class B	99,931

	Building Materials — 2.2%
222	Martin Marietta Materials, Inc.	97,796
1,451	Masco Corporation	101,889
474	Vulcan Materials Company	98,393
		298,078
	Chemicals — 7.4%
330	Air Products and Chemicals, Inc.	100,406
379	Albemarle Corporation	88,599

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Chemicals — 7.4% (Continued)
619	Celanese Corporation	$104,029
1,593	CF Industries Holdings, Inc.	112,752
849	Eastman Chemical Company	102,653
899	FMC Corporation	98,791
298	Linde plc	103,236
1,109	LyondellBasell Industries NV - Class A	102,283
2,647	Mosaic Company	104,001
610	PPG Industries, Inc.	105,188
		1,021,938
	Commercial Services — 4.4%
212	Cintas Corporation	93,952
792	Global Payments, Inc.	107,062
871	Quanta Services, Inc.	99,869
3,123	Rollins, Inc.	106,838
286	United Rentals, Inc. (a)	95,035
429	Verisk Analytics, Inc.	98,125
		600,881
	Distribution/Wholesale — 2.2%
667	Copart, Inc. (a)	101,130
1,555	Fastenal Company	99,613
1,720	LKQ Corporation	103,252
		303,995
	Diversified Financial Services — 0.7%
2,928	Franklin Resources, Inc.	98,059

	Electric — 9.1%
1,692	Alliant Energy Corporation	104,007
1,186	American Electric Power Company, Inc.	105,518
3,575	CenterPoint Energy, Inc.	99,778
1,312	Dominion Energy, Inc.	103,071
927	Entergy Corporation	104,427
1,489	Evergy, Inc.	102,160
1,804	Exelon Corporation	104,199
2,515	FirstEnergy Corporation	104,599
1,104	NextEra Energy, Inc.	103,070

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Electric — 9.1% (Continued)
1,503	Pinnacle West Capital Corporation	$106,097
3,468	PPL Corporation	104,248
1,531	Southern Company	104,996
		1,246,170
	Electrical Components & Equipment — 0.7%
1,076	Emerson Electric Company	100,036

	Electronics — 1.5%
475	Honeywell International, Inc.	99,042
1,157	Trimble, Inc. (a)	100,879
		199,921
	Entertainment — 0.8%
2,035	Penn National Gaming, Inc. (a)	105,515

	Environmental Control — 1.5%
718	Republic Services, Inc.	100,125
605	Waste Management, Inc.	100,975
		201,100
	Food — 1.5%
732	J.M. Smucker Company	99,420
1,352	Sysco Corporation	106,200
		205,620
	Forest Products & Paper — 0.7%
2,171	International Paper Company	101,994

	Gas — 1.6%
1,041	Atmos Energy Corporation	109,065
3,844	NiSource, Inc.	106,133
		215,198
	Hand/Machine Tools — 0.7%
512	Stanley Black & Decker, Inc.	96,573

	Healthcare-Products — 5.4%
325	ABIOMED, Inc. (a)	116,730
249	Cooper Companies, Inc.	104,316

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Healthcare-Products — 5.4% (Continued)
381	ResMed, Inc.	$99,243
424	STERIS plc	103,206
310	Teleflex, Inc.	101,829
292	Waters Corporation (a)	108,799
800	Zimmer Biomet Holdings, Inc.	101,632
		735,755
	Healthcare-Services — 0.8%
345	Laboratory Corporation of America Holdings (a)	108,402

	Home Builders — 2.9%
886	DR Horton, Inc.	96,087
831	Lennar Corporation - Class A	96,529
17	NVR, Inc. (a)	100,451
1,773	PulteGroup, Inc.	101,344
		394,411
	Home Furnishings — 0.7%
433	Whirlpool Corporation	101,608

	Insurance — 2.9%
345	Berkshire Hathaway, Inc. - Class B (a)	103,155
856	Cincinnati Financial Corporation	97,524
646	Travelers Companies, Inc.	101,054
1,232	W.R. Berkley Corporation	101,504
		403,237
	Iron/Steel — 0.7%
880	Nucor Corporation	100,452

	Leisure Time — 0.7%
4,516	Norwegian Cruise Line Holdings, Ltd. (a)	93,662

	Lodging — 0.7%
2,647	Las Vegas Sands Corporation (a)	99,633

	Machinery-Construction & Mining — 0.7%
489	Caterpillar, Inc.	101,096

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Machinery-Diversified — 0.7%
1,095	Westinghouse Air Brake Technologies Corporation	$100,860

	Mining — 1.6%
2,598	Freeport-McMoRan, Inc.	108,415
1,776	Newmont Corporation	110,147
		218,562
	Miscellaneous Manufacturing — 4.4%
1,192	A.O. Smith Corporation	102,333
585	Eaton Corporation plc	101,100
401	Illinois Tool Works, Inc.	98,967
305	Parker-Hannifin Corporation	97,026
1,321	Textron, Inc.	101,981
491	Trane Technologies plc	99,197
		600,604
	Oil & Gas — 9.9%
3,738	APA Corporation	100,515
1,357	ConocoPhillips	97,948
4,769	Coterra Energy, Inc.	90,611
2,297	Devon Energy Corporation	101,183
897	Diamondback Energy, Inc.	96,741
1,112	EOG Resources, Inc.	98,779
1,542	Exxon Mobil Corporation	94,355
1,260	Hess Corporation	93,278
5,989	Marathon Oil Corporation	98,339
1,527	Marathon Petroleum Corporation	97,713
3,239	Occidental Petroleum Corporation	93,898
1,341	Phillips 66	97,169
528	Pioneer Natural Resources Company	96,033
1,373	Valero Energy Corporation	103,126
		1,359,688
	Oil & Gas Services — 0.7%
4,165	Halliburton Company	95,254

	Packaging & Containers — 2.2%
1,066	Ball Corporation	102,624

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Packaging & Containers — 2.2% (Continued)
1,493	Sealed Air Corporation	$100,733
2,284	WestRock Company	101,318
		304,675
	Pharmaceuticals — 0.8%
809	AmerisourceBergen Corporation	107,508

	Pipelines — 2.1%
6,167	Kinder Morgan, Inc.	97,809
1,566	ONEOK, Inc.	92,018
3,743	Williams Companies, Inc.	97,468
		287,295
	Real Estate — 3.0%
470	Alexandria Real Estate Equities, Inc.	104,791
5,992	Host Hotels & Resorts, Inc. (a)	104,201
280	Public Storage	104,877
1,327	Regency Centers Corporation	99,989
		413,858
	Retail — 5.8%
405	Advance Auto Parts, Inc.	97,152
49	AutoZone, Inc. (a)	102,723
1,304	Bath & Body Works, Inc.	91,006
687	Dollar Tree, Inc. (a)	96,537
186	Domino’s Pizza, Inc.	104,965
367	McDonald’s Corporation	98,382
415	Tractor Supply Company	99,019
706	Walmart, Inc.	102,151
		791,935
	Shipbuilding — 0.7%
536	Huntington Ingalls Industries, Inc.	100,093

	Software — 0.7%
237	Paycom Software, Inc. (a)	98,400

	Telecommunications — 0.7%
376	Motorola Solutions, Inc.	102,159

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Textiles — 0.7%
558	Mohawk Industries, Inc. (a)	$101,656

	Transportation — 4.4%
2,713	CSX Corporation	102,010
404	FedEx Corporation	104,490
502	JB Hunt Transport Services, Inc.	102,609
280	Old Dominion Freight Line, Inc.	100,346
392	Union Pacific Corporation	98,757
476	United Parcel Service, Inc. - Class B	102,026
		610,238
	TOTAL COMMON STOCKS (Cost $11,596,697)	13,734,618

	SHORT-TERM INVESTMENTS — 0.1%
15,341	First American Government Obligations Fund - Class X, 0.03% (b)	15,341
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,341)	15,341
	TOTAL INVESTMENTS — 99.9% (Cost $11,612,038)	13,749,959
	Other Assets in Excess of Liabilities — 0.1%	8,843
	NET ASSETS — 100.0%	$13,758,802

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

Statement of Assets and Liabilities

December 31, 2021 (Unaudited)

ASSETS
Investments in securities, at value (Cost $11,612,038)	$13,749,959
Dividends and interest receivable	17,048
Total assets	13,767,007

LIABILITIES
Management fees payable	8,205
Total liabilities	8,205

NET ASSETS	$13,758,802

Net Assets Consist of:
Paid-in capital	$12,639,949
Total distributable earnings (accumulated deficit)	1,118,853
Net assets	$13,758,802

Net Asset Value:
Net assets	$13,758,802
Shares outstanding^	350,000
Net asset value, offering and redemption price per share	$39.31

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

Statement of Operations

For the Six-Months Ended December 31, 2021 (Unaudited)

INCOME
Dividends*	$132,356
Interest	6
Total investment income	132,362

EXPENSES
Management fees	47,902
Total expenses	47,902
Net investment income (loss)	84,460

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	575,718
Change in unrealized appreciation (depreciation) on investments	555,239
Net realized and unrealized gain (loss) on investments	1,130,957
Net increase (decrease) in net assets resulting from operations	$1,215,417

*	Net of foreign taxes withheld of $357

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

Statements of Changes in Net Assets

	Six-Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
OPERATIONS
Net investment income (loss)	$84,460	$151,961
Net realized gain (loss) on investments	575,718	1,152,911
Change in unrealized appreciation (depreciation) on investments	555,239	2,871,861
Net increase (decrease) in net assets resulting from operations	1,215,417	4,176,733

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(95,679)	(249,189)
Total distributions to shareholders	(95,679)	(249,189)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,831,830	3,372,290
Payments for shares redeemed	(1,871,288)	(3,023,572)
Net increase (decrease) in net assets derived from capital share transactions (a)	(39,458)	348,718
Net increase (decrease) in net assets	$1,080,280	$4,276,262

NET ASSETS
Beginning of period/year	$12,678,522	$8,402,260
End of period/year	$13,758,802	$12,678,522

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	50,000	100,000
Shares redeemed	(50,000)	(100,000)
Net increase (decrease)	—	—

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

Financial Highlights

For a capital share outstanding throughout each period/year

	Period Ended December 31, 2021		Year Ended June 30,			Period Ended June 30,
	(Unaudited)		2021	2020	2019	2018 (1)
Net asset value, beginning of period/year	$36.22		$24.01	$27.39	$27.35	$25.00

INCOME (LOSS)FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.24		0.47	0.48	0.52	0.34
Net realized and unrealized gain (loss) on investments (3)	3.12		12.51	(3.23)	0.02	2.13
Total from investment operations	3.36		12.98	(2.75)	0.54	2.47

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.27)		(0.77)	(0.63)	(0.50)	(0.11)
Net realized gains	—		—	—	—	(0.01)
Total distributions to shareholders	(0.27)		(0.77)	(0.63)	(0.50)	(0.12)

Net asset value, end of period/year	$39.31		$36.22	$24.01	$27.39	$27.35

Total return	9.30	%(4)	54.82%	-10.44%	2.26%	9.88	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$13,759		$12,679	$8,402	$16,433	$38,978

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.72	%(5)	0.72%	0.72%	0.72%	0.72	%(5)
Net investment income (loss) to average net assets	1.27	%(5)	1.54%	1.83%	1.95%	1.50	%(5)

Portfolio turnover rate (6)	9	%(4)	68%	27%	37%	14	%(4)

(1)	Commencement of operations on September 6, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

Notes to Financial Statements

December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Point Bridge GOP Stock Tracker ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Point Bridge GOP Stock Tracker Index (the “Index”). The Fund commenced operations on September 6, 2017.

The end of the reporting period for the Fund is December 31, 2021, and the period covered by these Notes to Financial Statements is the six-month period from July 1, 2021 through December 31, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Point Bridge GOP Stock Tracker ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Point Bridge GOP Stock Tracker ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,734,618	$—	$—	$13,734,618
Short-Term Investments	15,341	—	—	15,341
Total Investments in Securities	$13,749,959	$—	$—	$13,749,959

^	See Schedule of Investments for breakout of investments by industry group.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income and expense is recorded on the ex-dividend date.

Point Bridge GOP Stock Tracker ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (Unaudited) (Continued)

Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on at least an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Point Bridge GOP Stock Tracker ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (Unaudited) (Continued)

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. During the fiscal year ended June 30, 2021, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(795,437)	$795,437

For the fiscal year ended June 30, 2021, the Fund realized $795,437 of net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Point Bridge Capital, LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees

Point Bridge GOP Stock Tracker ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (Unaudited) (Continued)

and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.72% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,237,006 and $1,215,946, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $1,835,383 and $1,882,986, respectively.

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

Point Bridge GOP Stock Tracker ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (Unaudited) (Continued)

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of June 30, 2021, were as follows:

Tax cost of investments	$11,162,970
Gross tax unrealized appreciation	$1,839,055
Gross tax unrealized depreciation	(331,183)
Net tax unrealized appreciation (depreciation)	1,507,872
Undistributed ordinary income	2,581
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(1,511,338)
Distributable earnings (accumulated deficit)	$(885)

The difference between the cost basis for financial statements and federal income tax purposes is primarily attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2021 the Fund did not elect to defer any Post-October losses or late-year ordinary losses.

As of June 30, 2021, the Fund had a short-term capital loss carryforward of $137,780 and a long-term capital loss carryforward of $1,373,558. These amounts do not have an expiration date. During the current fiscal period, the Fund utilized $194,752 of short-term capital loss carryforward and $143,198 of long-term capital loss carryforward.

The tax character of distributions paid by the Fund during the fiscal years ended June 30, 2021 and June 30, 2020 was $249,189 and $361,110 of ordinary income, respectively.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions

Point Bridge GOP Stock Tracker ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (Unaudited) (Continued)

(“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISK

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Point Bridge GOP Stock Tracker ETF

Expense Example

For the Six-Months Ended December 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period (1)
Actual	$ 1,000.00	$ 1,093.00	$3.80
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.58	$3.67

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.72%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

Point Bridge GOP Stock Tracker ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Point Bridge GOP Stock Tracker ETF

Approval of Advisory Agreement and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held July 21-22, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Point Bridge Capital, LLC (the “Adviser”) and the Trust, on behalf of Point Bridge GOP Stock Tracker ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Additionally, a representative from the Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Advisory Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

Point Bridge GOP Stock Tracker ETF

Approval of Advisory Agreement and Board Considerations

(Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, sub-adviser oversight, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as a passively-managed fund. The Board noted that the Adviser was the index provider for the Fund. The Board considered that, because the Adviser is the index provider, the Adviser may have certain conflicts of interest with respect to its management of the index, but noted that the Adviser had adopted policies and procedures to mitigate such conflicts and had retained a sub-adviser to manage the Fund’s portfolio on a day-to-day basis. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that information regarding the Fund’s performance for various time periods had been included in the Materials. The Board considered the Fund’s past investment performance, including for periods ended March 31, 2021. Because the Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which the Fund tracked its index before fees and expenses. The Board noted that, for the one-year period, the Fund underperformed its underlying index, before fees and expenses, and slightly underperformed its underlying index for the three-year and since inception periods.

The Board also considered that for the one-year period, the Fund significantly outperformed the S&P 500 Index, which provides an indication of the performance of the overall U.S. stock market , while for the three-year and since inception periods, the Fund underperformed the S&P 500 Index. The Board further noted that, for the one-year period, the Fund significantly outperformed the median for the other funds in the universe of Large Value ETFs as reported by Morningstar (collectively, the “Category Peer Group”).

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser at the Board’s request that are based on similar political themes that track an index (the “Selected Peer Group”). The Board noted that the funds in the Selected Peer Group had each operated for less than one year, and thus, the Fund’s performance relative to the Selected Peer Group was not a significant factor in the context of the Board’s deliberations on the Advisory Agreement.

Cost of Services Provided and Economies of Scale. The Board compared the Fund’s expense ratio to its Category Peer Group and the Selected Peer Group. The Board noted that the net expense ratio for the Fund was significantly higher than the median for funds in the Category Peer Group, but within the range of net expense ratios of the

Point Bridge GOP Stock Tracker ETF

Approval of Advisory Agreement and Board Considerations

(Unaudited) (Continued)

funds in the Selected Peer Group. The Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost, passive ETFs, the peer group may not allow for an apt comparison by which to judge the Fund’s expense ratio.

The Board took into consideration that the Adviser would continue to charge a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if incurred, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. In this regard, the Board considered the Adviser’s financial resources and information provided by the Adviser regarding its ability to raise capital if needed to support its management of the Fund and obligations under the “unified fee” arrangement. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the amount and structure of the Fund’s unitary fee might result in a sharing of those economies with Fund shareholders. The Board noted its intention to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Point Bridge GOP Stock Tracker ETF

Federal Tax Information

(Unaudited)

For the fiscal year ended June 30, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percent of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal year ended June 30, 2021 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004.
Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at www.investpolitically.com. The Fund’s portfolio holdings are posted on its website at www.investpolitically.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.investpolitically.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Point Bridge GOP Stock Tracker ETF

Information About the Fund’s Trustees

(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec,gov or by accessing the Fund’s website at www.investpolitically.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.investpolitically.com.

Adviser and Index Provider

Point Bridge Capital, LLC
300 Throckmorton Street, Suite 1550
Fort Worth, Texas 76102

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor

Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

Point Bridge GOP Stock Tracker ETF
Symbol – MAGA
CUSIP – 26922A628

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

/s/ Kristina R. Nelson
By (Signature and Title)*	Kristina R. Nelson, President (principal executive officer)

Date	3/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/8/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/8/2022

* Print the name and title of each signing officer under his or her signature.